Income Taxes (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details 1
Net operating loss carry forward	$ 109,830	$ 127,917
Valuation allowance	(109,830)	(127,917)
Net deferred income tax asset